OTHER COMPREHENSIVE LOSS - Changes in Accumulated Other Comprehensive Loss by Component, Net of Tax (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	$ 2,976,825	$ 1,701,339
Other comprehensive income before reclassifications	331,791	(105,844)
Amounts reclassified from accumulated other comprehensive income	2,822	2,958
Net current period other comprehensive income	334,613	(102,886)
Balance end of period	2,828,532	2,976,825
Foreign Currency Translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(321,033)	(227,349)
Other comprehensive income before reclassifications	326,096	(93,684)
Amounts reclassified from accumulated other comprehensive income	0	0
Net current period other comprehensive income	326,096	(93,684)
Balance end of period	5,063	(321,033)
Derivative Contracts
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(2,957)	(2,987)
Other comprehensive income before reclassifications	6,712	(1,286)
Amounts reclassified from accumulated other comprehensive income	260	1,316
Net current period other comprehensive income	6,972	30
Balance end of period	4,015	(2,957)
Pension and post retirement benefits plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(55,615)	(46,383)
Other comprehensive income before reclassifications	(1,017)	(10,874)
Amounts reclassified from accumulated other comprehensive income	2,562	1,642
Net current period other comprehensive income	1,545	(9,232)
Balance end of period	(54,070)	(55,615)
AOCI Including Portion Attributable to Noncontrolling Interest
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance beginning of period	(379,605)	(276,719)
Balance end of period	$ (44,992)	$ (379,605)